Deferred Revenue	12 Months Ended
Mar. 31, 2021
Deferred Revenue
Deferred Revenue

35. Deferred Revenue

	March 31,
	2020	2021
Global Distribution System provider	351,974	381,736
Loyalty program	5,942	5,313
Total	357,916	387,049
Non-current	232,069	266,920
Current	125,847	120,129
Total	357,916	387,049

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

“Global Distribution System providers” represents the amount received upfront by the group as a part of commercial arrangement with the Global Distribution System (“GDS”) providers for facilitating the booking of airline tickets on our websites or other distribution channels. The same is recognized as revenue for actual airline tickets sold over the total number of airline tickets to be sold as per the term of the agreement, in both cases sold on such GDS platforms, and the balance amount is recognized as deferred revenue.

	March 31,
	2020	2021
At 1 April	675,711	357,916
Deferred during the year	-	229
Recorded in statement of profit or loss	(317,795)	62,060
Transferred to other financial liabilities (deposits)	-	(33,156)
At 31 March	357,916	387,049